UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     January 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $328,653 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    12811   205800 SH       SOLE                   205800        0        0
AIR PRODS & CHEMS INC          COM              009158106    13952   153400 SH       SOLE                   153400        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    12833   223810 SH       SOLE                   223810        0        0
AMPHENOL CORP NEW              CL A             032095101     7279   137920 SH       SOLE                   137920        0        0
APACHE CORP                    COM              037411105    15923   133550 SH       SOLE                   133550        0        0
CME GROUP INC                  COM              12572Q105    13835    43000 SH       SOLE                    43000        0        0
CROWN CASTLE INTL CORP         COM              228227104    11922   272000 SH       SOLE                   272000        0        0
CROWN HOLDINGS INC             COM              228368106    10598   317500 SH       SOLE                   317500        0        0
DIGITAL RLTY TR INC            COM              253868103     9133   177200 SH       SOLE                   177200        0        0
DONALDSON INC                  COM              257651109    12519   214800 SH       SOLE                   214800        0        0
EMERGENCY MEDICAL SVCS CORP    CL A             29100P102     8102   125400 SH       SOLE                   125400        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    12812   106690 SH       SOLE                   106690        0        0
GOOGLE INC                     CL A             38259P508    10276    17300 SH       SOLE                    17300        0        0
HALLIBURTON CO                 COM              406216101    11641   285120 SH       SOLE                   285120        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     9566   398420 SH       SOLE                   398420        0        0
LAS VEGAS SANDS CORP           COM              517834107     7743   168500 SH       SOLE                   168500        0        0
PEABODY ENERGY CORP            COM              704549104    13950   218030 SH       SOLE                   218030        0        0
PRUDENTIAL FINL INC            COM              744320102    13370   227730 SH       SOLE                   227730        0        0
RESMED INC                     COM              761152107     9810   283200 SH       SOLE                   283200        0        0
SANDISK CORP                   COM              80004C101    12181   244300 SH       SOLE                   244300        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    13740   265500 SH       SOLE                   265500        0        0
SUCCESSFACTORS INC             COM              864596101    10014   345800 SH       SOLE                   345800        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    12084   231800 SH       SOLE                   231800        0        0
UNION PAC CORP                 COM              907818108    14267   153970 SH       SOLE                   153970        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    13129   166780 SH       SOLE                   166780        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     6033   172210 SH       SOLE                   172210        0        0
VMWARE INC                     CL A COM         928563402    13070   147000 SH       SOLE                   147000        0        0
WELLS FARGO & CO NEW           COM              949746101    16060   518220 SH       SOLE                   518220        0        0